Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Valuation and Qualifying Accounts Disclosure [Line Items]
Changes in valuation allowance		$ 101.3
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance At Beginning Of Period	$ 3.1	2.3	$ 2.7
Expenses	11.6	1.2	0.2
Write- Offs/ Disposals	1.8	0.4	0.6
Balance At End Of Period	12.9	3.1	2.3
Reserve for Obsolete Inventories
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance At Beginning Of Period	2.0	1.1	0.1
Expenses	2.6	1.6	1.2
Write- Offs/ Disposals	3.1	0.7	0.2
Balance At End Of Period	1.5	2.0	1.1
Deferred tax asset valuation allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance At Beginning Of Period	67.7	175.5	273.5
Other	7.2	(6.5)	(98.0)
Write- Offs/ Disposals		(101.3)
Balance At End Of Period	$ 74.9	$ 67.7	$ 175.5